Cover	6 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--09-30
Entity File Number	001-40517
Entity Registrant Name	BON NATURAL LIFE LIMITED
Entity Central Index Key	0001816815
Entity Address, Address Line One	25F, Rongcheng Yungu
Entity Address, Address Line Two	Keji 3rd Road
Entity Address, Address Line Three	Xi’an Hi-Tech Zone
Entity Address, City or Town	Xi’an
Entity Address, Country	CN